SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund

Supplement Dated September 29, 2010
to the Class A Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and Emerging Markets Equity Funds.

Change in Sub-Advisers for the International Equity Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the International Equity Fund, the text relating to AXA Rosenberg Investment Management LLC and Declaration Management & Research LLC is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order, thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Causeway Capital Management LLC	Sarah H. Ketterer Harry W. Hartford James A. Doyle Jonathan P. Eng Kevin Durkin Conor Muldoon	Since 2001 Since 2001 Since 2001 Since 2001 Since 2001 Since 2003	Chief Executive Officer President Director Director Director Director

Tradewinds Global Investors, LLC	Peter L. Boardman Alberto Jimenez Crespo, CFA	Since 2003* Since 2006*	Managing Director Managing Director

*  "Experience with Sub-Adviser" includes time with affiliate NWQ Investment Management Company, LLC.

In addition, in the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to AXA Rosenberg Investment Management LLC and Declaration Management & Research LLC are hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Causeway Capital Management LLC: Causeway Capital Management LLC (Causeway), located at 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025, serves as a Sub-Adviser to the International Equity Fund. The following team of portfolio managers will manage Causeway's portion of the International Equity Fund. Sarah H. Ketterer is the Chief Executive Officer of Causeway and is responsible for research in the global financials and industrials sectors. Ms. Ketterer co-founded Causeway in June 2001. Harry W. Hartford is the President of Causeway and is responsible for research in the global financials, materials and industrials sectors. Mr. Hartford co-founded Causeway in June 2001. James A. Doyle is a Director of Causeway and is responsible for research in the global consumer discretionary, healthcare and information technology sectors. He joined Causeway in June 2001. Jonathan P. Eng is a Director of Causeway and is responsible for research in the global consumer discretionary and industrials sectors. Mr. Eng joined the firm in July 2001. Kevin Durkin is a Director of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. Mr. Durkin joined the firm in June 2001. Conor Muldoon is a Director of Causeway and is responsible for research in the global utilities, financials, and material sectors. Mr. Muldoon joined the firm in June 2003.

Tradewinds Global Investors, LLC: Tradewinds Global Investors, LLC (Tradewinds), located at 2049 Century Park East, 20th Floor, Los Angeles, CA 90067, serves as a Sub-Adviser to the International Equity Fund. Peter Boardman and Alberto Jimenez Crespo manage the portion of the International Equity Fund's assets allocated to Tradewinds. Peter Boardman, co-portfolio manager, has been a senior research analyst at Tradewinds since the firm's founding in 2006. Prior to joining Tradewinds, Mr. Boardman served as a senior research analyst at NWQ Investment Management Company, LLC from 2003 to 2006. Alberto Jimenez Crespo, co-portfolio manager, has been a research analyst at Tradewinds since joining the firm in 2006. Mr. Jimenez will also continue to be responsible for Tradewinds' analysis of the global basic materials sector. Prior to joining Tradewinds, Mr. Jimenez was an equity analyst in the private client group at Merrill Lynch, where he provided investment advice to financial advisors pertaining to commodity trends and the basic materials and energy sectors. Mr. Jimenez also spent three years as a sell-side equity analyst at Salomon Smith Barney covering steel, pulp and paper, and metals and mining stocks.

There are no other changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the Emerging Markets Equity Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Emerging Markets Equity Fund, the text relating to AllianceBernstein L.P. and Rexiter Capital Management Limited is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
JO Hambro Capital Management Limited	Emery Brewer	Since 2010	Senior Fund Manager

In addition, in the sub-section entitled "Emerging Markets Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

JO Hambro Capital Management Limited: JO Hambro Capital Management Limited (JOHCM), located at Ground Floor, Ryder Court, 14 Ryder Street, London, SW1Y, 6QB, United Kingdom, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Emery Brewer is the lead Senior Fund Manager of the JOHCM Emerging Markets Fund. He has over 15 years in experience in Emerging Markets equity fund management, gained while working at Driehaus Capital Management (Driehaus). In December 2007, Mr. Brewer founded the Driehaus Capital Management Emerging Markets Growth Fund, which he managed for ten years until he left Driehaus in December 2007. In 2008-2009, Mr. Brewer was a private investor until joining JOHCM in 2010.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-695 (9/10)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated September 29, 2010
to the Class I Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the International Equity Fund, the text relating to AXA Rosenberg Investment Management LLC and Declaration Management & Research LLC is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order, thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Causeway Capital Management LLC	Sarah H. Ketterer Harry W. Hartford James A. Doyle Jonathan P. Eng Kevin Durkin Conor Muldoon	Since 2001 Since 2001 Since 2001 Since 2001 Since 2001 Since 2003	Chief Executive Officer President Director Director Director Director

Tradewinds Global Investors, LLC	Peter L. Boardman Alberto Jimenez Crespo, CFA	Since 2003* Since 2006*	Managing Director Managing Director

*  "Experience with Sub-Adviser" includes time with affiliate NWQ Investment Management Company, LLC.

In addition, in the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to AXA Rosenberg Investment Management LLC and Declaration Management & Research LLC are hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Causeway Capital Management LLC: Causeway Capital Management LLC (Causeway), located at 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025, serves as a Sub-Adviser to the International Equity Fund. The following team of portfolio managers will manage Causeway's portion of the International Equity Fund. Sarah H. Ketterer is the Chief Executive Officer of Causeway and is responsible for research in the global financials and industrials sectors. Ms. Ketterer co-founded Causeway in June 2001. Harry W. Hartford is the President of Causeway and is responsible for research in the global financials, materials and industrials sectors. Mr. Hartford co-founded Causeway in June 2001. James A. Doyle is a Director of Causeway and is responsible for research in the global consumer discretionary, healthcare and information technology sectors. He joined Causeway in June 2001. Jonathan P. Eng is a Director of Causeway and is responsible for research in the global consumer discretionary and industrials sectors. Mr. Eng joined the firm in July 2001. Kevin Durkin is a Director of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. Mr. Durkin joined the firm in June 2001. Conor Muldoon is a Director of Causeway and is responsible for research in the global utilities, financials, and material sectors. Mr. Muldoon joined the firm in June 2003.

Tradewinds Global Investors, LLC: Tradewinds Global Investors, LLC (Tradewinds), located at 2049 Century Park East, 20th Floor, Los Angeles, CA 90067, serves as a Sub-Adviser to the International Equity Fund. Peter Boardman and Alberto Jimenez Crespo manage the portion of the International Equity Fund's assets allocated to Tradewinds. Peter Boardman, co-portfolio manager, has been a senior research analyst at Tradewinds since the firm's founding in 2006. Prior to joining Tradewinds, Mr. Boardman served as a senior research analyst at NWQ Investment Management Company, LLC from 2003 to 2006. Alberto Jimenez Crespo, co-portfolio manager, has been a research analyst at Tradewinds since joining the firm in 2006. Mr. Jimenez will also continue to be responsible for Tradewinds' analysis of the global basic materials sector. Prior to joining Tradewinds, Mr. Jimenez was an equity analyst in the private client group at Merrill Lynch, where he provided investment advice to financial advisors pertaining to commodity trends and the basic materials and energy sectors. Mr. Jimenez also spent three years as a sell-side equity analyst at Salomon Smith Barney covering steel, pulp and paper, and metals and mining stocks.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-696 (9/10)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund

Supplement Dated September 29, 2010
to the Class G Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and Emerging Markets Equity Funds.

Change in Sub-Advisers for the International Equity Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the International Equity Fund, the text relating to AXA Rosenberg Investment Management LLC and Declaration Management & Research LLC is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order, thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Causeway Capital Management LLC	Sarah H. Ketterer Harry W. Hartford James A. Doyle Jonathan P. Eng Kevin Durkin Conor Muldoon	Since 2001 Since 2001 Since 2001 Since 2001 Since 2001 Since 2003	Chief Executive Officer President Director Director Director Director

Tradewinds Global Investors, LLC	Peter L. Boardman Alberto Jimenez Crespo, CFA	Since 2003* Since 2006*	Managing Director Managing Director

*  "Experience with Sub-Adviser" includes time with affiliate NWQ Investment Management Company, LLC.

In addition, in the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to AXA Rosenberg Investment Management LLC and Declaration Management & Research LLC are hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Causeway Capital Management LLC: Causeway Capital Management LLC (Causeway), located at 11111 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025, serves as a Sub-Adviser to the International Equity Fund. The following team of portfolio managers will manage Causeway's portion of the International Equity Fund. Sarah H. Ketterer is the Chief Executive Officer of Causeway and is responsible for research in the global financials and industrials sectors. Ms. Ketterer co-founded Causeway in June 2001. Harry W. Hartford is the President of Causeway and is responsible for research in the global financials, materials and industrials sectors. Mr. Hartford co-founded Causeway in June 2001. James A. Doyle is a Director of Causeway and is responsible for research in the global consumer discretionary, healthcare and information technology sectors. He joined Causeway in June 2001. Jonathan P. Eng is a Director of Causeway and is responsible for research in the global consumer discretionary and industrials sectors. Mr. Eng joined the firm in July 2001. Kevin Durkin is a Director of Causeway and is responsible for research in the global consumer staples, industrials and energy sectors. Mr. Durkin joined the firm in June 2001. Conor Muldoon is a Director of Causeway and is responsible for research in the global utilities, financials, and material sectors. Mr. Muldoon joined the firm in June 2003.

Tradewinds Global Investors, LLC: Tradewinds Global Investors, LLC (Tradewinds), located at 2049 Century Park East, 20th Floor, Los Angeles, CA 90067, serves as a Sub-Adviser to the International Equity Fund. Peter Boardman and Alberto Jimenez Crespo manage the portion of the International Equity Fund's assets allocated to Tradewinds. Peter Boardman, co-portfolio manager, has been a senior research analyst at Tradewinds since the firm's founding in 2006. Prior to joining Tradewinds, Mr. Boardman served as a senior research analyst at NWQ Investment Management Company, LLC from 2003 to 2006. Alberto Jimenez Crespo, co-portfolio manager, has been a research analyst at Tradewinds since joining the firm in 2006. Mr. Jimenez will also continue to be responsible for Tradewinds' analysis of the global basic materials sector. Prior to joining Tradewinds, Mr. Jimenez was an equity analyst in the private client group at Merrill Lynch, where he provided investment advice to financial advisors pertaining to commodity trends and the basic materials and energy sectors. Mr. Jimenez also spent three years as a sell-side equity analyst at Salomon Smith Barney covering steel, pulp and paper, and metals and mining stocks.

There are no other changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the Emerging Markets Equity Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Emerging Markets Equity Fund, the text relating to AllianceBernstein L.P. and Rexiter Capital Management Limited is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
JO Hambro Capital Management Limited	Emery Brewer	Since 2010	Senior Fund Manager

In addition, in the sub-section entitled "Emerging Markets Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

JO Hambro Capital Management Limited: JO Hambro Capital Management Limited (JOHCM), located at Ground Floor, Ryder Court, 14 Ryder Street, London, SW1Y, 6QB, United Kingdom, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Emery Brewer is the lead Senior Fund Manager of the JOHCM Emerging Markets Fund. He has over 15 years in experience in Emerging Markets equity fund management, gained while working at Driehaus Capital Management (Driehaus). In December 2007, Mr. Brewer founded the Driehaus Capital Management Emerging Markets Growth Fund, which he managed for ten years until he left Driehaus in December 2007. In 2008-2009, Mr. Brewer was a private investor until joining JOHCM in 2010.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-697 (9/10)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund

Supplement Dated September 29, 2010
to the Statement of Additional Information ("SAI") Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and Emerging Markets Equity Funds.

Change in Sub-Advisers for the International Equity Fund

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to AXA Rosenberg Investment Management LLC's and Declaration Management & Research LLC's management of the International Equity Fund are hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

CAUSEWAY CAPITAL MANAGEMENT LLC—Causeway Capital Management LLC ("Causeway") serves as a sub-adviser to a portion of the assets of the International Equity Fund. Causeway was founded in 2001 as a Delaware limited liability company. Causeway is 90% owned by its employees and 10% owned by an otherwise unaffiliated private investment firm.

TRADEWINDS GLOBAL INVESTORS, LLC—Tradewinds Global Investors, LLC ("Tradewinds") serves as a sub-adviser to a portion of the assets of the International Equity Fund. Tradewinds was founded in 2006 and is structured as a Delaware Limited Liability Company. The firm is an independent subsidiary of Nuveen Investments, Inc., maintaining autonomy with regard to personnel, investment philosophy, process, style, and client relationships.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to AXA Rosenberg Investment Management LLC's and Declaration Management & Research LLC's management of the International Equity Fund are hereby deleted. In the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Causeway

Compensation.  SIMC pays Causeway a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between Causeway and SIMC. Causeway pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended June 30, 2010.

Ms. Ketterer and Mr. Hartford, the Chief Executive Officer and President of the firm, respectively, receive an annual salary and are entitled, as controlling owners of the firm, to distributions from the firm's net profit based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng, and Durkin, also portfolio managers of the Fund, receive salary, incentive compensation, equity grants, and distributions of firm net profit based on their ownership interests.

Incentive compensation is paid in the discretion of the firm's Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. Portfolios are team-managed; no specific formula is used and incentive compensation is not based on the specific performance of the Fund or any other single client account managed by Causeway. The following factors are among those considered in determining incentive compensation for Messrs. Doyle, Eng, and Durkin: individual research contribution, portfolio management contribution, group research contribution, and client service contribution.

Ownership of Fund Shares.  As of June 30, 2010, Causeway's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts.  As of June 30, 2010, the portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Sarah H. Ketterer	7 0*	$3,534,000 $0	5 0*	$724,000 $0	52 1*	$4,668,000 $330,899,852
Harry W. Hartford	7 0*	$3,534,000 $0	5 0*	$724,000 $0	58 1*	$4,648,000 $330,899,852
James A. Doyle	7 0*	$3,534,000 $0	5 0*	$724,000 $0	53 1*	$4,647,000 $330,899,852
Jonathan P. Eng	7 0*	$3,534,000 $0	5 0*	$724,000 $0	50 1*	$4,648,000 $330,899,852
Kevin Durkin	7 0*	$3,534,000 $0	5 0*	$724,000 $0	48 1*	$4,646,000 $330,899,852
Conor Muldoon	7 0*	$3,534,000 $0	5 0*	$724,000 $0	53 1*	$4,646,000 $330,899,852

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. The Causeway portfolio managers who manage a segment of the International Equity Fund (the "Fund Segment") also manage their own personal accounts and accounts for other clients, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts, wrap fee programs, and other institutions (collectively, "Other Accounts"). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Fund Segment, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Fund Segment that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. The Other Accounts pay higher management fee rates than the Fund Segment or pay performance-based fees to Causeway. Causeway is the investment adviser and sponsor of four mutual funds ("Causeway International Value Fund," "Causeway Global Value Fund," "Causeway Emerging Markets Fund," and Causeway International Opportunities Fund" together "Causeway Mutual Funds"). All of the portfolio managers have personal investments in one or more of the Causeway Mutual Funds. Ms. Ketterer and Mr. Hartford hold a controlling interest in Causeway's equity and Messrs. Doyle, Eng, and Durkin have minority interests in Causeway's equity.

Actual or potential conflicts of interest arise from the Fund Segment's portfolio managers' management responsibilities with respect to the Other Accounts and their own personal accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. Causeway also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

Tradewinds

Compensation.  SIMC pays Tradewinds a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between Tradewinds and SIMC. Tradewinds pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended June 30, 2010.

Tradewinds offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals. These professionals are rewarded through a combination of cash and long-term incentive compensation as determined by the firm's Co-Presidents and group heads as appropriate. Total cash compensation (TCC) consists of both a base salary and an annual bonus that can be a multiple of the base salary. The firm annually benchmarks TCC to prevailing industry norms with the objective of achieving competitive levels for all contributing professionals.

Available bonus pool compensation is primarily a function of the firm's overall annual profitability. Individual bonuses are based primarily on the following:

•  Overall performance of client portfolios

•  Objective review of stock recommendations and the quality of primary research

•  Subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic

To further strengthen our incentive compensation package and to create an even stronger alignment to the long-term success of the firm, Tradewinds has made available to most investment professionals equity participation opportunities, the values of which are determined by the increase in profitability of Tradewinds over time.

Finally, some of our investment professionals have received additional remuneration as consideration for signing employment agreements. These agreements range from retention agreements to long-term employment contracts with significant non-solicitation and, in some cases, non-compete clauses.

Ownership of Fund Shares.  As of June 30, 2010, Tradewinds' portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts.  As of June 30, 2010, the portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Peter L. Boardman	5	$1,880.5	10	$807.8	40,478	$11,073.3
Alberto Jimenez Crespo, CFA	5	$1,893.3	10	$807.8	40,475	$10,895.5

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest.  Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts, which is not intended to be an exhaustive list:

•  The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

•  If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for allocating limited opportunities across multiple accounts.

•  With respect to many of its clients' accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

•  Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Tradewinds has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

There are no other changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the Emerging Markets Equity Fund

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to AllianceBernstein L.P's and Rexiter Capital Management Limited's management of the Emerging Markets Equity Fund are hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

JO HAMBRO CAPITAL MANAGEMENT LIMITED—JO Hambro Capital Management Limited ("JOHCM") serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity Fund. JOHCM was founded in 1993 and is a private company in England and Wales. JOHCM is 100% owned by the holding company JO Hambro Capital Management Group Limited.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

JOHCM

Compensation.  SIMC pays JOHCM a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between JOHCM and SIMC. JOHCM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended June 30, 2010.

Compensation is based on the value of the assets held in the Emerging Market Equity Fund's portfolio. The remuneration structure for investment professionals includes a base salary, a revenue share (proportion of the management fee generated and any performance fee) and an equity stake in the business. The performance fee element provides a direct link between relative client returns and remuneration. When evaluating the portfolio manager's performance, JOHCM compares the pre-tax performance of the portfolio manager's accounts to the MSCI EM Index, typically over a 12-month period.

Equity

All Senior Fund Managers are shareholders in the business. Over 90% of JOHCM equity is owned by management and staff. Non-founder shareholders currently own 37% of JOHCM equity. Fund managers are granted equity when they join and will increase their share when they meet prescribed asset targets. In addition, some fund managers are able to participate in a scheme to receive further Group shares and this stock will vest after 5 years, provided they achieve a target baseline management fee.

Ownership of Fund Shares.  As of June 30, 2010, JOHCM's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts.  As of June 30, 2010, the portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Mr. Emery Brewer	0	$0	1	$16,386	0	$0

None of these accounts is subject to a performance-based advisory fee.

Conflicts of Interest. The following are the types of conflicts of interest which may arise within the JOHCM Group and the way in which they are managed and monitored in the compliance programme:

General

JOHCM acts as discretionary investment manager for a number of separate public and private funds and segregated accounts. The investment mandates for these clients are such that a particular investment will be suitable for inclusion in a number of different portfolios.

Each portfolio is managed by a named senior fund manager and deputy. It is a key part of the group's investment philosophy that these investment teams have the freedom, subject to any mandate restrictions, to make their own investment decisions.

Subject to any particular size or other constraints contained in client mandates the proposed participation in an investment will be in proportion to the relative size of the portfolios managed by that investment team. However a different investment team may make different decisions or make similar decisions at different times in respect of the same investment.

Basis of remuneration

The basis of the firms' remuneration, which is recorded in the investment management agreements with individual clients, may be different for different types of client portfolios. The percentage rate for the annual management charge is not the same for all accounts and in almost all cases, there will also be a performance fee payable which may be calculated on differing bases for different types of portfolios

The Compliance programme review of trade activities includes a review of allocation of trades to accounts to ensure that there is no bias as a result of differing fee rates. Further oversight is provided by the performance measurement team and the Investment Directors review of dispersion of returns in performance composites where typically all portfolios of a particular fund management team, which will be to the same strategy, are included in the same GIPS composite.

The remuneration of the individual fund managers is a combination of some or all of a salary, a share of performance fees earned by the firm from the portfolios they manage, and that which derives from their equity interest in the Group.

The remuneration of individual group employees is overseen by the Group Remuneration Committee.

Directorships, shareholdings and other interests in client funds

Group employees in some cases are directors of particular public and private funds managed by the Group. They and other employees may also be shareholders in those funds. The companies where employees may serve as directors, would not tend to be part of the investment universe for the long only strategies. Should a conflict arise it would be addressed by the Compliance Officer prior to investment in such a security or prior to participation on the Board of the company in question, as applicable.

Directorships of Investee and other External Companies

Group employees and in particular members of our private equity and separate fund management entity, NAV, will occasionally be appointed to the boards of companies in which funds and client portfolios managed by the group have an investment. In addition, certain individuals may also be directors of quoted or unquoted companies regardless of whether clients have an investment.

Situations may arise where Group individuals receive confidential information in their capacity as directors (or as employees/members of the Group) or are otherwise placed in positions where their fiduciary duty to the shareholders of that company or to clients of the Group is at risk of being compromised. It is the group policy that no transactions shall be undertaken for any client portfolio where the group or any of its employees is in possession of such confidential information. The Head of Compliance maintains a restricted list to record situations where such confidential or price sensitive information is held and no trading should be undertaken.

Confidentiality of Information

JOHCM Group operates a "need to know" approach and complies with all applicable laws in respect of the handling of confidential and price sensitive information in relation to its clients and their investment portfolios. Whilst the group is too small to operate any formal Chinese wall arrangements, access to confidential information is restricted to those who have a proper requirement for the information consistent with the legitimate interest of the client or the relevant part of the JOHCM Group.

Employee Personal Dealing

All employees are subject to the Group's Employee Dealing Rules which places clear parameters on how and when they may deal in securities for their own account and their immediate family and include regular reporting of personal transactions and holdings.

The compliance programme includes a review of all personal dealing against client portfolio activity.

Disclosure

In certain circumstances, where a conflict of interest remains, JOHCM will seek the relevant client's consent to allow JOHCM to act ensuring that the client has enough information to allow it to make an informed decision.

Declining to Act

Where we consider JOHCM is not able to manage the conflict in any other way, JOHCM may decline to act for you.

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SEI-F-698 (9/10)